CEMETERY PROPERTY - Schedule of Cemetery Property (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Cemetery land	$ 235,568	$ 249,260	$ 255,708
Mausoleum crypts and lawn crypts	68,060	71,345	75,429
Cemetery property	$ 303,628	$ 320,605	$ 331,137